Cover	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	LZG INTERNATIONAL, INC.
Entity Central Index Key	0001126115
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 09, 2026
Entity Incorporation State Country Code	FL
Entity File Number	000-53994
Entity Tax Identification Number	90-1907109
Entity Address Address Line 1	Catafago Fini LLP, One Grand Central Place
Entity Address Address Line 2	60 East 42nd Street
Entity Address Address Line 3	47th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10165
City Area Code	212
Local Phone Number	239-9669
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false